Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
21.	Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

	2012	2011	2010
Basic net earnings per share:
Basic net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,713)	(2,653)	(1,823)

Net earnings available to common stockholders	$502,906	$775,535	$132,269

Average shares outstanding	318,172	316,997	315,962

Basic net earnings per share	$1.58	$2.45	$0.42

Diluted net earnings per share:
Diluted net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,714)	(2,654)	(1,823)

Net earnings available to common stockholders	$502,905	$775,534	$132,269

Diluted average shares outstanding:
Basic shares outstanding	318,172	316,997	315,962
Dilutive effect of stock options and other	68	164	548

	318,240	317,161	316,510

Diluted net earnings per share	$1.58	$2.45	$0.42

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2012	2011	2010

Anti-dilutive stock options:
Weighted average shares	801	801	242

Weighted average exercise price	$42.07	$42.07	$41.43